Debt issued held at amortized cost	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Debt Securities Explanatory
Note 16

Debt issued measured at amortized

cost
USD m 31.12.22 31.12.21
Short-term debt
1
29,676 43,098
Senior unsecured debt that

contributes to total loss-absorbing capacity (TLAC)
42,073 38,984
Senior unsecured debt other than

TLAC
17,892 27,590
of which: issued by UBS AG with original maturity greater

than one year
17,892 23,307
Covered bonds 0 1,389
Subordinated debt 16,017 18,640
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments
9,882 11,052
of which: eligible as low-trigger loss-absorbing additional

tier 1 capital instruments
1,189 2,425
of which: eligible as low-trigger loss-absorbing tier 2 capital instruments
2,422 2,596
of which: eligible as non-Basel III-compliant tier 2 capital instruments
536 547
Debt issued through the Swiss central mortgage

institutions
8,962 9,454
Long-term debt
2
84,945 96,057
Total debt issued

measured at amortized cost
3
114,621 139,155
1 Debt with an

original contractual maturity

of less than one

year, includes

mainly certificates of

deposit and commercial

paper.

2 Debt with an

original contractual

maturity greater

than or equal to

one year.

The
classification of

debt issued

into short

-term and

long-term does

not consider

any early

redemption

features.

3 Net

of bifurcated

embedded

derivatives,

the fair

value of

which was

not material

for the

periods
presented.
The Group

uses interest rate and

foreign exchange

derivatives to manage

the risks inherent

in certain debt

instruments
held at amortized

cost. In some

cases, the Group

applies hedge

accounting for

interest rate risk

as discussed

in item 2

j
in Note 1a

and Note 25. As a result of applying hedge accounting, the life-to-date adjustment to the carrying amount of debt issued

was a

decrease of

USD
6.1
bn as

of 31

December 2022

and an

increase

of USD
0.5
bn as

of 31

December
2021,

reflecting changes in fair value due to

interest rate movements.
Subordinated debt

consists of unsecured

debt obligations

that are contractually subordinated

in right of

payment to all
other

present

and

future

non-subordinated

obligations

of

the

respective issuing

entity.

All

of

the

subordinated

debt
instruments outstanding as of

31 December 2022 pay a fixed rate of interest.
›

Refer to Note 23

for maturity information

UBS AG
Entity [Table]
Disclosure Of Debt Securities Explanatory
Note 16

Debt issued measured at amortized

cost
USD m 31.12.22 31.12.21
Short-term debt
1
29,676 43,098
Senior unsecured debt 17,892 23,328
of which: issued by UBS AG with original maturity greater

than one year
17,892 23,307
Covered bonds 0 1,389
Subordinated debt 2,968 5,163
of which: eligible as low-trigger loss-absorbing tier 2 capital instruments
2,422 2,596
of which: eligible as non-Basel III-compliant tier 2 capital instruments
536 547
Debt issued through the Swiss central mortgage

institutions
8,962 9,454
Long-term debt
2
29,823 39,334
Total debt issued

measured at amortized cost
3
59,499 82,432
1 Debt with an

original contractual maturity

of less than one year,

includes mainly certificates

of deposit and commercial

paper.

2 Debt with an

original contractual

maturity greater than

or equal to one year.

The
classification of

debt issued

into short

-term and

long-term does

not consider

any early

redemption

features.

3 Net

of bifurcated

embedded

derivatives,

the fair

value of

which was

not material

for the

periods
presented.
UBS AG uses interest rate and foreign exchange derivatives to manage the risks inherent in certain debt instruments held
at amortized cost.

In some

cases, UBS AG applies

hedge accounting

for interest rate risk

as discussed in

item 2j

in Note
1a

and Note

25.

As a

result of applying

hedge accounting,

the life-to-date adjustment

to the carrying

amount of

debt
issued was

a decrease of

USD
1.0
bn as of

31 December 2022

and an increase

of USD
0.3
bn as of 31

December 2021,
reflecting changes in fair value due

to interest rate movements.
Subordinated debt

consists of unsecured

debt obligations

that are contractually subordinated

in right of

payment to all
other

present

and

future

non-subordinated

obligations

of

the

respective issuing

entity.

All

of

the

subordinated

debt
instruments outstanding as of

31 December 2022 pay a fixed rate of inte

rest.
›

Refer to Note 23

for maturity information